Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2020
Accounting Policies [Abstract]
Schedule of Business Combination Measured at Fair Value	The principal inputs to the model are:
●	the probability of the liability occurring (2019 – 0%)
●	the rate used to discount the estimated undiscounted liability (2019 – 17.5%).

Schedule of Estimated Useful Lives of the Assets

The useful lives of property and equipment, including right-of-use assets, are as follows:

●	Plant and machinery – straight line over three to ten years
●	Fixtures, fitting and office equipment – straight line over four to five years
●	Land and buildings – straight line over the shorter of the lease or a five to ten-year period

Schedule of Net Income Loss Per Share

At December 31, 2020, 2019 and 2018, the Company excluded the outstanding securities summarized below, which entitle the holders thereof to acquire shares of common stock, from its calculation of earnings per share, as their effect would have been anti-dilutive.

	December 31,
	2020	2019	2018
Common stock warrants	21,924,307	-	-
Common stock options	485,056	925,589	1,047,332
Total	22,409,363	925,589	1,047,332